FAIR VALUE MEASUREMENTS (TABLES)	9 Months Ended
Sep. 30, 2015
FAIR VALUE MEASUREMENTS (TABLES):
Financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2015:

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2015:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	September 30,
Description	(Level 1)	(Level 2)	(Level 3)	2015
Warrant derivatives	$-	$-	$249,574	$249,574
Variable conversion features – convertible debt derivatives	$-	$-	$3,245,974	$3,245,974
	$-	$-	$3,495,548	$3,495,548

Financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014:

The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2014:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	September 30,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities - warrant instruments	$-	$-	$2,651,155	$2,651,155

Reconciliation of changes in the fair value of financial liabilities

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy:

	Significant Unobservable Inputs (Level 3)
	Nine Months Ended September 30,
	2015	2014
Beginning balance	$505,193	$-
Additions	4,198,967	449,624
Debt conversion/extinguishment	(3,174,971)	-
Change in fair value	1,966,358	2,201,531
Ending balance	$3,495,547	$2,651,155

Change in unrealized gain included in earnings	$1,966,358	$2,201,531